Stock-based compensation - Fair value assumption (Details) - Performance restricted share units (PSUs)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Risk-free interest rate	2.62%	3.83%
Expected volatility	37.10%	36.50%